OTHER INCOME (EXPENSES), NET (Schedule of Components of Other Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER INCOME (EXPENSES), NET
Foreign exchange gains (loss)	$ 1,459	$ (190)	$ (586)
Gain(loss) from the currency translation adjustment	38		(121)
Tax reversal for expiration of the statute of limitations	807		992
ESA loan impairment		2,788	(2,788)
ESA loan interest		1,129
Realized investment gain	83	1,529
UiTV loan impairment		(2,250)
Other	361	483	254
Total	$ 2,748	$ 3,489	$ (2,249)